Basis of Presentation of the Consolidated Financial Statements - Agreement Between Telxius Telecom and American Tower Corporation for the Sale of its Telecommunications Towers Divisions in Europe and Latin America (Details)
€ in Millions
	Aug. 02, 2021 EUR (€) site	Jun. 03, 2021 EUR (€)	Jun. 01, 2021 EUR (€)	Jan. 13, 2021 transaction site	Jun. 08, 2020 EUR (€)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)
Disclosure of subsidiaries [line items]
Right-of-use assets						€ 8,448	€ 8,279	€ 7,579
Lease liabilities						€ 8,947	€ 8,677	€ 8,070
Telxius Telecom, S.A.
Disclosure of subsidiaries [line items]
Number of telecommunication tower sites sold | site				30,722
Number of separate and independent transactions | transaction				2
Europe towers division | Telxius Telecom, S.A.
Disclosure of subsidiaries [line items]
Cash received			€ 6,346
Latin America towers division | Telxius Telecom, S.A.
Disclosure of subsidiaries [line items]
Cash received		€ 887
Europe Towers Division, Second Phase | Telxius Telecom, S.A.
Disclosure of subsidiaries [line items]
Number of telecommunication tower sites sold | site	4,080
Cash received					€ 632
Europe and Latin America towers division | Telxius Telecom, S.A.
Disclosure of subsidiaries [line items]
Right-of-use assets	€ 2,633
Lease liabilities	€ 2,775